Share based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of disclosure of share-based compensation arrangements
The table below sets forth the number of share options, weighted average remaining life, weighted average exercise price and weighted average grant date fair value price for the years ended December 31, 2024, 2023 and 2022, respectively:

	Outstanding share options	Weighted average remaining life	Weighted average exercise price (in $)	Weighted average grant date fair value (in $)
Outstanding as of December 31, 2021, unvested	500,000	4.0	8.00	2.20
Outstanding as of December 31, 2021, exercisable	—	0.0	—	—
Granted	120,000	4.0	8.00	1.95
Vested	—	0.0	—	—
Forfeited	—	0.0	—	—
Outstanding as of December 31, 2022, unvested	620,000	3.0	8.00	2.15
Outstanding as of December 31, 2022, exercisable	—	0.0	—	—
Granted	—	0.0	—	—
Vested	—	0.0	—	—
Forfeited	—	0.0	—	—
Outstanding as of December 31, 2023, unvested	620,000	3.0	8.00	2.15
Outstanding as of December 31, 2023, exercisable	—	0.0	—	—
Granted	180,000	5.0	8.72	2.98
Vested	(500,000)	0.0	7.53	2.20
Forfeited	—	0.0	—	—
Outstanding as of December 31, 2024, unvested	300,000	3.5	8.01	2.57
Outstanding as of December 31, 2024, exercisable	500,000	1.9	7.52	—

Schedule of fair value assumptions of share options granted
The fair value of the share options granted in September 2024, February 2024 and March 2022 were calculated using the Black-Scholes option pricing model using the following inputs:

	2024	2024	2022
Grant date	September 2	February 19	March 10
Risk-free rate	3.75%	4.36%	2.00%
Expected life	5.0 years	5.0 years	4.0 years
Expected future volatility	38%	46%	56%